Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Schedule of disaggregation of revenue

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Upfront franchise fees	46,831	68,211	82,859
Continuing franchise fees	1,362,654	1,904,264	2,462,861
Sales of hotel supplies and other products	1,179,686	2,011,940	2,555,137
Other transactions with the franchisees	116,438	164,337	208,007
Manachised hotels	2,705,609	4,148,752	5,308,864
Room	782,646	652,854	550,459
Food and beverage	51,583	43,838	35,207
Others	5,815	5,271	4,706
Leased hotels	840,044	701,963	590,372
Retail	971,931	2,198,198	3,670,969
Others	148,383	199,019	219,954
Total	4,665,967	7,247,932	9,790,159

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Over time	2,411,710	2,923,306	3,438,585
At a point in time	2,254,257	4,324,626	6,351,574
Total	4,665,967	7,247,932	9,790,159

Schedule of contract balances

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	201,606	360,753
Less: allowance for doubtful accounts	(15,559)	(19,307)
Accounts receivable, net	186,047	341,446

	As of December 31,
	2024	2025
	RMB	RMB
Current	2,929	—
Non-current	33,926	31,754
Subtotal	36,855	31,754
Less: allowance for doubtful accounts	(31,280)	(31,754)
Total contract assets	5,575	—

	As of December 31,
	2024	2025
	RMB	RMB
Current	453,986	701,147
Non-current	475,331	526,439
Deferred revenue	929,317	1,227,586

	As of December 31,
	2024	2025
	RMB	RMB
Upfront franchise fees	539,518	603,222
Advances from sales of hotel supplies and other products	267,220	485,243
Loyalty program	58,547	70,499
Others	64,032	68,622
Deferred revenue	929,317	1,227,586

Schedule of changes in the allowance for doubtful accounts

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	32,298	15,559
Allowance made during the year	5,756	3,863
Write off during the year	(22,495)	(115)
At the end of the year	15,559	19,307

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	28,819	31,280
Allowance made during the year	23,974	474
Write off during the year	(21,513)	—
At the end of the year	31,280	31,754